Fair Value (Fair Value Option for Certain Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 60,118	$ 57,706
Carrying value at estimated fair value	16,286	18,653
Consolidated Securitization Entities
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	223	1,528
Difference between estimated fair value and unpaid principal balance	57	70
Carrying value at estimated fair value	280	1,598
Loans in non-accrual status	0	0
Contractual principal balance	159	1,445
Difference between estimated fair value and contractual principal balance	(8)	10
Carrying value at estimated fair value	151	1,455
Residential Mortgage Loans - FVO
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	436	508
Difference between estimated fair value and unpaid principal balance	(128)	(170)
Carrying value at estimated fair value	308	338
Loans in non-accrual status	$ 125	$ 0